Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Investment and derivative related losses, net	$ 50	$ 242	$ 929	$ 76
Amortization of unearned revenue reserve	0	(26)	(118)	(68)
Amortization value of business acquired and deferred acquisition costs	24	(43)	55	61
Change in market risk benefits	2	0	(305)	(295)
Other operating activities, net	(273)	(114)	(571)	(40)
Reinsurance recoverables	29	134	(178)	741
Other assets and liabilities	131	(51)	(328)	(91)
Investment funds	102	71	295	64
Fixed maturities	(1,974)	(1,197)	(1,200)	(4,607)
Investment funds	(100)	(74)	(126)	(158)
Short-term investments	(314)	200	287	(255)
Affiliated Entity
Investment and derivative related losses, net	0	0	(361)	(696)
Amortization of unearned revenue reserve	0	0	(56)	(5)
Amortization value of business acquired and deferred acquisition costs	0	0	14	19
Change in market risk benefits	0	0	77	4
Other operating activities, net	0	0	382	136
Reinsurance recoverables	0	0	(510)	198
Other assets and liabilities	0	0	447	0
Investment funds	0	0	1	0
Fixed maturities	0	0	(32)	0
Investment funds	0	0	(44)	0
Short-term investments	$ 0	$ 0	$ (340)	$ (100)